Quarterly Holdings Report
for
Fidelity® Europe Fund
January 31, 2022
EUR-NPRT1-0422
1.813067.117
Common Stocks - 99.3%
	Shares	Value ($)
Belgium - 2.9%
Fagron NV	319,308	5,488,863
KBC Groep NV	120,300	10,462,414
UCB SA	82,000	8,159,432
TOTAL BELGIUM		24,110,709
Bermuda - 1.8%
AutoStore Holdings Ltd.	255,200	720,385
Hiscox Ltd.	664,214	8,730,679
Lancashire Holdings Ltd.	699,758	5,180,882
TOTAL BERMUDA		14,631,946
Denmark - 4.0%
GN Store Nord A/S	203,900	12,338,797
ORSTED A/S (a)	108,000	11,506,859
Tryg A/S	382,400	9,061,285
TOTAL DENMARK		32,906,941
Finland - 3.3%
Nokian Tyres PLC	319,200	10,792,137
Sampo Oyj (A Shares)	192,300	9,544,394
UPM-Kymmene Corp.	196,500	7,161,739
TOTAL FINLAND		27,498,270
France - 7.4%
LVMH Moet Hennessy Louis Vuitton SE	27,400	22,505,742
Orpea	27,700	1,216,146
Sanofi SA	143,700	15,025,565
Total SA	283,207	16,105,262
Worldline SA (a)(b)	140,000	6,785,827
TOTAL FRANCE		61,638,542
Germany - 4.5%
Auto1 Group SE (a)	127,875	2,230,864
Delivery Hero AG (a)(b)	53,800	4,152,819
Deutsche Post AG	223,000	13,420,275
Instone Real Estate Group BV (a)	367,155	6,533,366
Novem Group SA	356,797	4,157,163
Patrizia Immobilien AG	330,000	7,173,978
TOTAL GERMANY		37,668,465
Ireland - 1.3%
Dalata Hotel Group PLC (b)	1,123,271	5,357,939
Irish Residential Properties REIT PLC	3,067,847	5,776,651
TOTAL IRELAND		11,134,590
Israel - 0.9%
NICE Systems Ltd. (b)	30,000	7,648,322
Italy - 4.1%
BFF Bank SpA (a)	2,001,700	15,304,888
MARR SpA	278,382	5,927,994
Prada SpA	2,055,400	12,568,463
TOTAL ITALY		33,801,345
Luxembourg - 2.7%
Stabilus SA	190,900	12,855,494
Subsea 7 SA	1,320,000	9,924,123
TOTAL LUXEMBOURG		22,779,617
Netherlands - 8.1%
ASM International NV (Netherlands)	23,500	8,074,142
ASML Holding NV (Netherlands)	27,900	18,896,512
Heineken NV (Bearer)	87,700	9,405,528
Prosus NV	205,912	17,131,025
RHI Magnesita NV	308,942	14,249,840
TOTAL NETHERLANDS		67,757,047
Norway - 5.5%
Kongsberg Gruppen ASA	619,100	18,762,504
Schibsted ASA:
(A Shares)	114,799	3,400,876
(B Shares)	245,500	6,433,570
TGS ASA	1,560,283	16,800,206
Volue A/S (b)	114,300	681,305
TOTAL NORWAY		46,078,461
Spain - 1.0%
Aena SME SA (a)(b)	51,500	8,321,502
Sweden - 16.3%
Alfa Laval AB	443,700	14,988,719
ASSA ABLOY AB (B Shares)	500,000	13,691,056
Dustin Group AB (a)	808,646	8,303,721
Ericsson (B Shares)	815,200	10,178,670
Haypp Group (b)	491,497	2,263,110
HEXPOL AB (B Shares)	1,405,300	16,767,658
Kry International AB (c)(d)	406	115,599
Sandvik AB	257,600	6,783,778
Stillfront Group AB (b)(e)	2,551,100	12,417,080
Swedbank AB (A Shares)	1,098,700	21,510,579
Swedish Match Co. AB	2,132,000	16,495,886
VNV Global AB (b)	1,389,513	12,015,733
VNV Global AB warrants 8/10/23 (b)	338,136	288,477
TOTAL SWEDEN		135,820,066
Switzerland - 9.7%
Nestle SA (Reg. S)	342,530	44,233,772
Roche Holding AG (participation certificate)	94,940	36,741,721
TOTAL SWITZERLAND		80,975,493
United Kingdom - 24.4%
AstraZeneca PLC (United Kingdom)	243,300	28,302,609
Baltic Classifieds Group PLC	2,506,179	5,663,705
Beazley PLC (b)	2,000,000	13,278,419
Big Yellow Group PLC	390,600	7,881,263
Clarkson PLC	382,900	17,042,101
Close Brothers Group PLC	400,531	6,960,089
Deliveroo PLC Class A (a)(b)	1,747,800	3,672,065
Diageo PLC	393,500	19,856,560
Electrocomponents PLC	160,000	2,422,534
FDM Group Holdings PLC	275,189	4,024,924
Future PLC	85,000	3,625,368
Harbour Energy PLC (b)	407,400	1,987,952
Impax Asset Management Group PLC	500,000	7,396,737
JD Sports Fashion PLC	755,500	1,937,230
Mondi PLC	632,639	15,828,117
Prudential PLC (b)	1,416,774	23,880,768
Prudential PLC (Hong Kong) (b)	101,100	1,693,668
Rightmove PLC	952,200	8,392,215
Sabre Insurance Group PLC (a)	5,214,522	16,016,917
WH Smith PLC (b)	610,700	13,701,352
TOTAL UNITED KINGDOM		203,564,593
United States of America - 1.4%
Autoliv, Inc. (depositary receipt)	116,900	11,418,264
TOTAL COMMON STOCKS (Cost $746,346,756)		827,754,173

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (c)(d)	3,852	995,332
Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (c)(d)	2,345	667,685
TOTAL PREFERRED STOCKS (Cost $2,072,807)		1,663,017

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	2,246,829	2,247,278
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	12,498,750	12,500,000
TOTAL MONEY MARKET FUNDS (Cost $14,747,278)		14,747,278

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $763,166,841)	844,164,468
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(10,424,776)
NET ASSETS - 100.0%	833,739,692

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,828,828 or 9.9% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,778,616 or 0.2% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736
Kry International AB	5/14/21	176,328
Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	8,041,251	61,600,527	67,394,500	624	-	-	2,247,278	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	34,103,332	19,212,884	40,816,216	26,886	-	-	12,500,000	0.0%
Total	42,144,583	80,813,411	108,210,716	27,510	-	-	14,747,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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